Shareholder Report, Average Annual Return (Details)	3 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000012182
Average Annual Return [Line Items]
Average Annual Return, Percent		15.76%	35.75%	12.20%	7.93%
Without Sales Load [Member] | C000254224
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%
Without Sales Load [Member] | C000103073
Average Annual Return [Line Items]
Average Annual Return, Percent		7.54%	4.15%	11.97%	8.26%
Without Sales Load [Member] | C000012190
Average Annual Return [Line Items]
Average Annual Return, Percent		6.80%	3.67%	15.44%	9.69%
Without Sales Load [Member] | C000012186
Average Annual Return [Line Items]
Average Annual Return, Percent		22.93%	17.55%	16.73%	7.12%
Without Sales Load [Member] | C000012187
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%	14.92%	8.53%	6.08%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.44%	25.02%	14.53%	13.10%
MSCI All Country World Investable Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.16%)
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%	23.81%	13.86%	12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%	23.81%	13.86%	12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%	23.81%	13.86%	12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%	23.81%	13.86%	12.55%
FTSE 3-Month Teasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.02%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.98%	8.05%	7.29%	7.14%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.98%	8.05%	7.29%	7.14%
Russell Microcap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.67%	13.70%	6.97%	6.77%
Russell Microcap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.67%	13.70%	6.97%	6.77%